Derivative Instruments - Foreign Currency Forward Contracts (Detail) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK	Dec. 31, 2016 EUR (€)
Foreign currency forward contracts [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars) Non-hedge	$ (1,786)
Expected Maturity Amount Of Foreign Currency Derivatives In Next Fiscal Year	53,738
Expected Maturity - 2018	$ 7,829
Norwegian Kroner [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency (thousands) | NOK		NOK 390,000,000
Average Forward Rate	8.35	8.35	8.35
Norwegian Kroner [Member] | Foreign currency forward contracts [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars) Non-hedge	$ (1,482)
Expected Maturity Amount Of Foreign Currency Derivatives In Next Fiscal Year	38,859
Expected Maturity - 2018	$ 7,829
Euro [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency (thousands) | €			€ 13,750,000
Average Forward Rate	0.92	0.92	0.92
Euro [Member] | Foreign currency forward contracts [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars) Non-hedge	$ (304)
Expected Maturity Amount Of Foreign Currency Derivatives In Next Fiscal Year	14,879
Expected Maturity - 2018	$ 0